INCOME TAXES (TAX BENEFIT), NET - Carryforward losses for tax purposes (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Deferred income taxes
Carryforward operating tax losses	$ 100,852
Carryforward capital tax losses	4
Employee benefits and other liabilities
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences recognized	969
Research and development
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences not recognized	7,877
Employee benefits and share based compensation
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences not recognized	$ 1,406